Quarterly Financial Information (Unaudited) (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2018
Selected Quarterly Financial Information [Abstract]
Goodwill impairment	$ 66,121	$ 535,227
Systems & Support [Member]
Selected Quarterly Financial Information [Abstract]
Goodwill impairment	$ 66,121